INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2025
Income Tax Expense
INCOME TAX EXPENSE

NOTE 28 – INCOME TAX EXPENSE:

A. Taxes on income:

The combined Canadian federal and provincial statutory income tax rate is 26.5% in 2025, 2024 and 2023.

Israeli corporate tax rates is 23% in 2025, 2024 and 2023.

B. Tax reconciliation:

	Year Ended December 31
	2025	2024	2023

Loss before income tax	$(38,484)	$(19,263)	$(18,057)
Statutory tax rate	23%	23%	23%
Income tax benefit at the statutory tax rate	8,851	4,430	4,153
Current period tax losses carried forward (unrecognized)	(8,851)	(4,430)	(4,153)
Income tax expense	$-	$-	$-